OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(1,448)	[1]	(1,449)	[1]	(1,243)	[1]
Other comprehensive income/(loss) before reclassifications	435	[1],[2]	(156)	[1],[2]	(345)	[1],[2]
Amounts reclassified from Accumulated Other Comprehensive Loss	79	[1],[3]	157	[1]	139	[1]
Net current period other comprehensive income/(loss)	514	[1]	1	[1]	(206)	[1]
AOCI Balance	(934)	[1]	(1,448)	[1]	(1,449)	[1]
Other comprehensive income/(loss) before reclassifications attributable to noncontrolling interest	66		(21)		35
Cash flow hedge losses expected to be reclassified within the next twelve months, before tax	81
Cash flow hedge losses expected to be reclassified within the next twelve months, net of tax	50
Currency translation adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(707)		(643)		(683)
Other comprehensive income/(loss) before reclassifications	78	[2]	(64)	[2]	40	[2]
Amounts reclassified from Accumulated Other Comprehensive Loss	0	[3]	0		0
Net current period other comprehensive income/(loss)	78		(64)		40
AOCI Balance	(629)		(707)		(643)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(116)		(302)		(226)
Other comprehensive income/(loss) before reclassifications	71	[2]	48	[2]	(213)	[2]
Amounts reclassified from Accumulated Other Comprehensive Loss	41	[3]	138		137
Net current period other comprehensive income/(loss)	112		186		(76)
AOCI Balance	(4)		(116)		(302)
Pension and OPEB plan adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(287)		(236)		(157)
Other comprehensive income/(loss) before reclassifications	67	[2]	(73)	[2]	(89)	[2]
Amounts reclassified from Accumulated Other Comprehensive Loss	23	[3]	22		10
Net current period other comprehensive income/(loss)	90		(51)		(79)
AOCI Balance	(197)		(287)		(236)
Equity Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
AOCI Balance	(338)		(268)		(177)
Other comprehensive income/(loss) before reclassifications	219	[2]	(67)	[2]	(83)	[2]
Amounts reclassified from Accumulated Other Comprehensive Loss	15	[3]	(3)		(8)
Net current period other comprehensive income/(loss)	234		(70)		(91)
AOCI Balance	(104)		(338)		(268)

[1]	All amounts are net of tax. Amounts in parentheses indicate losses recorded to OCI.
[2]	OCI before reclassifications on currency translation adjustments is net of non-controlling interest gains of $66 million in 2013 (2012 - $21 million losses; 2011 - $35 million gains).
[3]	Losses related to cash flow hedges reported in AOCI and expected to be reclassified to net income in the next 12 months are estimated to be $81 million ($50 million, net of tax) at December 31, 2013. These estimates assume constant commodity prices, interest rates and foreign exchange rates over time, however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.